File Nos. 2-32773
                                                                       811-07611

    As Filed with the Securities and Exchange Commission on September 8, 2004


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /
                                                                   ---

                      Pre-Effective Amendment No. __              /___/

                      Post-Effective Amendment No. 61             / X /
                                                                   ---


                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                        / X /
                                                                   ---

                             Amendment No. 44                     / X /
                                                                   ---

                        (Check appropriate box or boxes)


                               PIONEER VALUE FUND
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

               Dorothy E. Bourassa, Secretary, Pioneer Value Fund,
                  60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     ___ immediately upon filing pursuant to paragraph (b)
     ___ on [date] pursuant to paragraph (b)
      X  60 days after filing pursuant to paragraph (a)(1)
     ---
     ___ on [date] pursuant to paragraph (a)(1)
     ___ 75 days after filing pursuant to paragraph (a)(2)
     ___ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates only to the newly established Investor Class shares of the registrant, and does not relate to the registrant's other classes.

STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
-----------------------------------    ----------------     --------------------
Multiclass prospectus
dated [xxx]    , 2004                  November 28, 2003    0001016964-03-000245

Definitive multiclass prospectus
dated January 28, 2004                 February 4, 2004     0001016964-04-000040

Multiclass statement of
additional information
dated [___], 2004                      June 4, 2004         0001016964-04-000240

Definitive multiclass
statement of additional
information dated August 5, 2004       August 5, 2004       0001016964-04-000329

Annual report dated September 30,
2003                                   November 28, 2003    0001094522-03-000004

Semi-Annual report dated
March 31, 2004                         June 3, 2004         0001016964-04-000217

Supplement to Class A,
Class B and Class C
Prospectus dated
February 1, 2004                       January 22, 2004     0001016964-04-000011

Supplement to Class A,
Class B and Class C
shares Prospectus dated
July 1, 2004                           July 1, 2004         0001016964-04-000280

                               Pioneer Value Fund

               Investor Class Prospectus, dated ___________ , 2004

Pioneer Value Fund (the "Fund") issued  Investor Class shares in connection with
the   reorganization  of  Safeco  Large-Cap  Value  Fund  into  the  Fund  (the
"reorganization"). The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Holders of Investor Class shares of the Fund may be eligible to purchase Class A shares of the Fund without paying a sales load, pursuant to the prospectus for that class.

All Investor Class shares of the Fund, whenever issued, convert to Class A shares of the Fund on December __, 2006.

A copy of the prospectus for the Fund's Class A, Class B and Class C shares is attached. The following sections from the Class A, Class B and Class C shares prospectus are incorporated by reference into this prospectus:

o        Basic information About the Fund (other than "Fees and expenses");

o        Management;

o        Dividends, capital gains and taxes;

o        Financial Highlights; and

o        The following sections under "Buying, exchanging and selling shares":

o        Net asset value

o Opening your account-- Account options, Telephone transaction privileges and Online transaction privileges

o General rules on buying, exchanging and selling shares (other than the subsections entitled "Buying" and "Buying Shares")

o        Account options

o        Shareowner services

o        Shareowner account policies

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                    Investor Class
Maximum sales charge (load) when
you buy shares                                        None

Maximum deferred sales charge (load)                  None

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                Investor Class

Management Fee                                                    x.xx%
Distribution and Service (12b-1) Fee                              0.00%
Other Expenses1                                                   x.xx%
Total Annual Fund Operating Expenses                              x.xx%

Less: Fee Waiver and Expense Limitation2                         -x.xx%
Net Expenses2                                                     1.10%

  1   Other expenses are based on estimated amounts for the current fiscal year.

  2 The expenses in the table above reflect the expense limitation in effect through the second anniversary of the closing of the reorganization, under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) to the extent required to reduce Investor Class expenses to 1.10% of the average daily net assets attributable to Investor Class shares. There can be no assurance that Pioneer will extend the expense limitation beyond the two-year period. See the statement of additional information for details regarding the expense limitation agreement.



Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same and e) Pioneer's contractual expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


    Number of years you own your shares

    1                   3                           5                   10
   $ XX               $ XX                        $ XX                 $ XX

                                                          _______________, 2004

                    Supplement to the Statement of Additional
                       Information for Pioneer Value Fund
                              Dated August 5, 2004


Pioneer Value Fund (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco Large Cap Value Fund into the Fund. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares.

No front-end, deferred or asset based sales charges are applicable to Investor Class shares.

The fund's unaudited financial statements for the six month period ended May 31, 2004 filed with the SEC on June 3, 2004 (Accession No. 0001016964-04-000217) are incorporated by reference into this statement of additional information.

Share Ownership


As of August 31, 2004, the Trustees and officers of the fund owned beneficially in the aggregate less than 1% of the outstanding shares of the fund. The following is a list of the holders of 5% or more of any class of the fund's outstanding shares as of August 31, 2004:


------------------------------------------------------- -------------------------- --------------------- -------------
Record Holder                                           Share Class                Number of Shares      % of Class
------------------------------------------------------- -------------------------- --------------------- -------------
------------------------------------------------------- -------------------------- --------------------- -------------
PFPC                                                    Class A                    41,949,237.568        20.99
FBO Primerica Shareholder
Services
211 S Gulf Road
King of Prussia PA  19406
------------------------------------------------------- -------------------------- --------------------- -------------
------------------------------------------------------- -------------------------- --------------------- -------------
Nuernberger Lebensversicherung                          Class A                    10,385,470.665        5.19
AG KA-Controlling
Ostendr. 100
D-90334 Nurnberg, Mittelfr
Germany
------------------------------------------------------- -------------------------- --------------------- -------------
------------------------------------------------------- -------------------------- --------------------- -------------
John F Cogan Jr.                                         Class Y                    19,125.088            27.82
c/c Hale and Dorr
60 State St
Boston MA  02109-1800
------------------------------------------------------- -------------------------- --------------------- -------------
------------------------------------------------------- -------------------------- --------------------- -------------
John F Cogan Jr. & Mary Cornille                        Class Y                    32,856.514            47.80
& Pamela Cogan Riddle & Gregory Cogan
TTEESO/The Cogan Family Foundation
c/o Hale and Dorr Trust Dept.
P.O. Box 1711
Boston MA  02105-1711
------------------------------------------------------- -------------------------- --------------------- -------------
------------------------------------------------------- -------------------------- --------------------- -------------
John F. Cogan and William H.                             Class Y                    8,184.828             11.90
Schmidt
TTEES O/The John F. Cogan Jr. Family Trust
c/o Hale and Dorr Trust Dept.
P.O. Box 1711
Boston MA  02105-1711
------------------------------------------------------- -------------------------- --------------------- -------------
------------------------------------------------------- -------------------------- --------------------- -------------
Pioneer Funds Distributor,                              Class R                    35.945                6.73
Inc.
Attn: Carrie Cuscia
60 State Street
Boston MA  02109-1800
------------------------------------------------------- -------------------------- --------------------- -------------
------------------------------------------------------- -------------------------- --------------------- -------------
Athletic Clubs                                          Class R                    491.274               92.05
International 401(K) Profit Sharing Plan
Francis Cassidy, et al
2729 St. Mary's Rd.
Ardmore, PA  19003-2026
------------------------------------------------------- -------------------------- --------------------- -------------





                           PART C - OTHER INFORMATION

Item 23.  Exhibits

Amended Form N-1A
Exhibit Reference
       (a)       1.    Agreement and Declaration of Trust(1)
       (a)       1.1.  Certificate of Trust(1)
       (a)       1.2.  Amendment to Agreement and Declaration of Trust(5)
       (a)       1.3.  Amended Certificate of Trust(5)
       (a)       1.4.  Establishment and Designation of Class R Shares(7)
       (a)       1.5   Amendment to Agreement and Declaration of Trust (10)
       (b)       2.    Restated By-Laws(3)
       (c)       4.1.  None
       (d)       5.    Management Contract(8)
       (e)       6.1.  Underwriting Agreement(5)
       (e)       6.2.  Dealer Sales Agreement(11)
       (f)       7.    None
       (g)       8.    Custodian Agreement with Brown Brothers
                       Harriman & Co.(11)
       (h)       9.    Investment Company Service Agreement(11)
       (h)       9.1.  Agreement and Plan of Reorganization(2)
       (h)       9.2.  Administration Agreement(11)
       (h)       9.3.  Class R Service Plan(8)
       (h)       9.4   Expense Limitation and Reimbursement Agreement (10)
       (h)       9.10  Form of Agreement and Plan of Reorganization (10)
       (i)       10.   Legal Opinion of Morris, Nichols, Arsht & Tunnell(1)
       (i)       10.1  Legal Opinion Regarding Investor Class Shares (10)
       (j)       11.   Consent of Independent Registered Public Accounting
                       Firm(11)
       (k)       12.   None
       (l)       13.   None
       (m)       15.1. Class A Distribution Plan(3)
       (m)       15.2. Class B Distribution Plan(4)
       (m)       15.3. Class C Distribution Plan(1)
       (m)       15.4. Class R Distribution Plan (6)
       (n)       18.   Multiple Class Plan Pursuant to Rule 18f-3(10)
       (o)       19.   Code of Ethics(9)
       N/A       20.   Powers of Attorney(8)

------------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 46 to the Registration Statement (File No. 2-32773) as filed with the Securities and Exchange Commission (the "SEC") on May 1, 1996 (Accession No. 0000078758-96-000017).

(2) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 45 to the Registration Statement (File No. 2-32773) as filed with the SEC on March 1, 1996 (Accession No.
0000078758-96-000011).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 53 to the Registration Statement (File No. 2-32773) as filed with the SEC on November 27, 2000 (Accession No. 0001016964-00-000172).

(4) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 54 to the Registration Statement (File No. 2-32773) as filed with the SEC on January 29, 2001 (Accession No. 0000078758-01-000001).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No.56 to the Registration Statement (File No. 2-32773) as filed with the SEC on January 25, 2002 (Accession No. 0001016964-02-000006).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No.57 to the Registration Statement (File No. 2-32773) as filed with the SEC on January 6, 2003 (Accession No. 0000078758-03-0000020).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No.58 to the Registration Statement (File No. 2-32773) as filed with the SEC on January 27, 2003 (Accession No. 0001016964-03-000010).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No.59 to the Registration Statement (File No. 2-32773) as filed with the SEC on January 29, 2004 (Accession No. 0001016964-04 -000024).

(9) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No.60 to the Registration Statement (File No. 2-32773) as filed with the SEC on June 4, 2004 (Accession No. 0001016964-04-000240).

(10) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-118445) as filed with the SEC on August 20, 2004 (Accession No.0001145443-04-001278).

(11) Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25.  Indemnification

     Except for the Agreement and Declaration of Trust, as amended from time to time (the "Declaration"), dated April 26, 1996, establishing the Fund as a statutory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel, Wilmer Cutler Pickering Hale and Dorr
                              LLP, 60 State Street, Boston, Massachusetts 02109

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

John F. Cogan, Jr.     Director and                 Chairman, President and
                       President                    Trustee

Steven M. Graziano     Director and Executive Vice
                       President                    None

William F. O'Grady     Director and Executive
                       Vice President               None

Scott C. Brandewiede   Senior Vice President        None

Jennifer Brountas      Senior Vice President        None

Daniel J. Brooks       Senior Vice President        None

Philip Haley           Senior Vice President        None

Julia Hoik             Senior Vice President        None

Barry Knight           Senior Vice President        None

William A. Misata      Senior Vice President        None

Dusty W. Pascall       Senior Vice President        None

Natale Algiere         Senior Vice President        None

Michael B. Glenn       Senior Vice President        None

Marc Rappaport         Senior Vice President        None

Richard L. Sardelli    Senior Vice President        None

Juan Segui-Clausen     Senior Vice President        None

Mark D. Goodwin        Treasurer                    None

Dorothy E. Bourassa    Clerk                        Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

        The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     (a)  Not Applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 8th day of September, 2004.

                                             PIONEER VALUE FUND



                                        By:  /s/ Osbert M. Hood
                                             Osbert M. Hood
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
/s/ Osbert M. Hood                                                )
Osbert M. Hood                                                    )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ Osbert M. Hood               Dated: September 8, 2004)
         Attorney-in-Fact

                                  Exhibit Index


Exhibit
Number          Document Title


       (e)       6.2.  Dealer Sales Agreement
       (g)       8.    Custodian Agreement with Brown Brothers
                       Harriman & Co.
       (h)       9.    Investment Company Service Agreement
       (h)       9.2.  Administration Agreement
       (j)       11.   Consent of Independent Registered Public Accounting
                       Firm